Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Income taxes
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 1,217,748	$ 480,232	$ 1,329,867
Deferred ISR		(245,569)	(85,731)	42,355
Income tax expense	$ 47,499	$ 972,179	$ 394,501	$ 1,372,222